Basis of Presentation and Significant Accounting Policies -Schedule of Increase / (Decrease) By Adopting Accounting Standards in Income Statement Line items (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Casino									$ 5,016,426	$ 4,108,126	$ 4,060,614
Rooms									2,152,741	2,003,027	1,834,581
Food and beverage									1,871,969	1,727,805	1,648,486
Entertainment, retail, and other									1,354,301	1,242,159	1,237,073
Expenses
Casino									2,673,397	2,213,922	2,363,183
Rooms									748,947	697,977	677,654
Food and beverage									1,414,611	1,310,969	1,271,357
Entertainment, retail, and other									954,125	901,201	901,007
General and administrative									1,559,575	1,378,534	1,309,113
Corporate expense									(356,872)	(312,705)	(274,480)
Total expenses									9,231,174	7,928,357	9,590,782
Income from unconsolidated affiliates									146,222	528,287	258,354
Operating income (loss)	$ 223,414	$ 492,704	$ 499,898	$ 496,511	$ 282,427	$ 707,261	$ 770,293	$ 318,218	1,712,527	2,078,199	(152,838)
Income (loss) before income taxes									960,790	1,257,589	(1,042,849)
Benefit (provision) for income taxes									1,127,394	(21,743)	5,405
Net income (loss)	1,418,993	175,744	240,873	252,574	70,882	555,766	515,736	93,462	2,088,184	1,235,846	(1,037,444)
Net income (loss) attributable to MGM Resorts International	$ 1,387,413	$ 148,363	$ 209,864	$ 206,412	$ 25,629	$ 530,125	$ 475,591	$ 69,063	$ 1,952,052	$ 1,100,408	$ (445,515)
Net income (loss) per share of common stock attributable to MGM Resorts International
Basic	$ 2.42	$ 0.26	$ 0.36	$ 0.36	$ 0.04	$ 0.93	$ 0.84	$ 0.12	$ 3.38	$ 1.94	$ (0.82)
Diluted	$ 2.39	$ 0.26	$ 0.36	$ 0.36	$ 0.04	$ 0.92	$ 0.83	$ 0.12	$ 3.34	$ 1.92	$ (0.82)
Accounting Standards Update 2014-09 | Effect Before and After Topic 606 [Member]
Revenues
Casino	$ (241,045)	$ (260,644)	$ (232,305)	$ (233,915)					$ (967,909)	$ (828,364)	$ (782,222)
Rooms	(2,987)	8,518	(715)	(3,455)					1,361	(20,814)	(42,152)
Food and beverage	16,296	21,967	18,552	24,867					81,682	87,895	72,990
Entertainment, retail, and other	(1,204)	(2,867)	(3,328)	(1,169)					(8,568)	(9,142)	(10,867)
Total revenues, gross	(228,940)	(233,026)	(217,796)	(213,672)					(893,434)	(770,425)	(762,251)
Promotional allowances	229,297	236,460	228,193	223,059					917,009	793,571	751,773
Total revenues, net	357	3,434	10,397	9,387					23,575	23,146	(10,478)
Expenses
Casino	(147,081)	(147,144)	(135,898)	(137,660)					(567,783)	(504,561)	(519,569)
Rooms	37,260	35,370	34,381	33,833					140,844	121,551	113,560
Food and beverage	100,043	104,786	101,516	103,317					409,662	367,166	353,364
Entertainment, retail, and other	10,220	11,779	11,676	10,718					44,393	41,401	39,306
General and administrative	(68)	(111)	(114)	(47)					(340)	(83)	9
Corporate expense	(2)	0	40	(41)					(3)	(69)	(71)
Total expenses	372	4,680	11,601	10,120					26,773	25,405	(13,401)
Income from unconsolidated affiliates	25	89	56	63					233	671	471
Operating income (loss)	10	(1,157)	(1,148)	(670)					(2,965)	(1,588)	3,394
Income (loss) before income taxes	10	(1,157)	(1,148)	(670)					(2,965)	(1,588)	3,394
Benefit (provision) for income taxes	(6,310)	405	401	235					(5,269)	556	(1,189)
Net income (loss)	(6,300)	(752)	(747)	(435)					(8,234)	(1,032)	2,205
Net income (loss) attributable to MGM Resorts International	$ (6,300)	$ (752)	$ (747)	$ (435)					$ (8,234)	$ (1,032)	$ 2,205
Net income (loss) per share of common stock attributable to MGM Resorts International
Basic	$ (0.01)	$ 0	$ (0.01)	$ 0					$ (0.01)	$ 0	$ 0
Diluted	$ (0.01)	$ 0	$ 0	$ 0					$ (0.01)	$ 0	$ 0